Financial risk management objectives and policies - Forward Currency Exchange Contracts (Details) - Mar. 29, 2020
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	EUR (€)	USD ($)	CNY (¥)	CHF (SFr)	GBP (£)	SEK (kr)	HKD ($)
Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	€ 120.4	$ 127.4
Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	€ 57.9	$ 79.1			£ 0.2
Forward contract to purchase euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts			¥ 455.1	SFr 2.1	30.1	kr 4.8	$ 47.6
Forward contract to sell euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				SFr 13.8	£ 1.8